Borrowings (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 30, 2012
Aggregate maturities of long-term obligations
2013	$ 1,512
2014	1,789
2015	0
2016	898
2017	1,000
After 2017	$ 7,802